File Nos. 002-60067 and 811-02781

As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STAES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 52 and/or	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 53	[X]

Templeton Funds (a Delaware statutory trust, as successor to Templeton Funds, Inc., a Maryland corporation)
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on May 1, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 52 (Amendment) to the Registration Statement of Templeton Funds (Registrant) on Form N-1A (File No. 811-02781) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on December 27, 2012 under the 1940 Act (Accession No. 0001379491-12-001032) (Amendment No. 51), as pertaining to the Parts A and Parts B of Templeton Foreign Fund and Templeton World Fund series of the Registrant (Funds).  The Parts A and the Parts B of the Funds, as filed in Amendment No. 50, are incorporated herein by reference.

104 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED JANUARY 1, 2013

OF

Templeton Foreign Fund

(Templeton Funds)

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The “Fund Summary – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.34%	0.34%	0.34%	0.14%	0.34%
Total annual Fund operating expenses	1.21%	1.96%	1.46%	0.76%	0.96%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 691	$ 937	$ 1,202	$ 1,957
Class C	$ 299	$ 615	$ 1,057	$ 2,285
Class R	$ 149	$ 462	$ 797	$ 1,746
Class R6	$ 78	$ 243	$ 422	$ 941
Advisor Class	$ 98	$ 306	$ 531	$ 1,178
If you do not sell your shares:
Class C	$ 199	$ 615	$ 1,057	$ 2,285

1

III. The “Fund Summary – Principal Risks – Market” section on page 4 is replaced with the following:

Market  The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

IV. The “Fund Summary – Performance” section beginning on page 5 is revised with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of March 31, 2013, the Fund's year-to-date return was 1.16%.

2

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Templeton Foreign Fund - Class A
Return Before Taxes	11.76%	-3.10%	7.43%
Return After Taxes on Distributions	11.69%	-4.01%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	8.41%	-2.65%	6.58%
Templeton Foreign Fund - Class C	16.70%	-2.67%	7.27%
Templeton Foreign Fund - Class R	18.24%	-2.19%	7.79%
Templeton Foreign Fund - Advisor Class	18.89%	-1.69%	8.34%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)	17.90%	-3.21%	8.70%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

V. The “Fund Summary - Taxes” section on page 7 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The “Fund Details - Management – Special Servicing Agreement” section on page 18 is deleted in its entirety.

VII. The first paragraph and table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 28 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class”
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

3

The Fund began offering Class R6 shares on May 1, 2013.

VIII. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 32 are replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

IX. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section on page 39:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

X. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 50:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XI.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 63 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

102 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED JANUARY 1, 2013

OF

TEMPLETON WORLD FUND

(Templeton Funds)

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The “Fund Summary – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Advisor Class
Management fees	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.22%	0.22%	0.13%	0.22%
Total annual Fund operating expenses	1.09%	1.84%	0.75%	0.84%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 680	$ 902	$ 1,141	$ 1,827
Class C	$ 287	$ 579	$ 995	$ 2,159
Class R6	$ 77	$ 240	$ 418	$ 932
Advisor Class	$ 86	$ 268	$ 466	$ 1,037
If you do not sell your shares:
Class C	$ 187	$ 579	$ 995	$ 2,159

1

III. The “Fund Summary – Principal Risks – Market” section on page 4 is replaced with the following:

Market  The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

IV. The “Fund Summary – Performance” section beginning on page 5 is revised with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	19.81%
Worst Quarter:	Q4'08	-19.25%
As of March 31, 2013, the Fund's year-to-date return was 5.72%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

2

	1 Year	5 Years	10 Years
Templeton World Fund - Class A
Return Before Taxes	12.52%	-1.63%	7.60%
Return After Taxes on Distributions	12.00%	-1.92%	6.81%
Return After Taxes on Distributions and Sale of Fund Shares	9.23%	-1.30%	6.71%
Templeton World Fund - Class C	17.47%	-1.21%	7.43%
Templeton World Fund - Advisor Class	19.65%	-0.21%	8.42%[1]
MSCI World Index (index reflects no deduction for fees, expenses or taxes)	16.54%	-0.60%	8.08%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

1. Since inception May 15, 2006.

V. The “Fund Summary - Taxes” section on page 7 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The “Fund Details - Management – Special Servicing Agreement” section on page 18 is deleted in its entirety.

VII. The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 26 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

3

The Fund began offering Class R6 shares on May 1, 2013.

VIII. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 30 is replaced with the following:

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

IX. The following is added to the “Fund Details – Your Account - Choosing a Share Class” section on page 36:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

X. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 48:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XI.  The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 61 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

TL SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2013
OF
TEMPLETON FUNDS
(Templeton Foreign Fund and Templeton World Fund)

The statement of additional information is amended as follows:

I.  The Templeton Foreign Fund and the Templeton World Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Templeton Foreign Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class and the Templeton World Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The third paragraph under the “Management and Other Services - Shareholder servicing and transfer agent” section beginning on page 36 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 48 is replaced with the following:

The Foreign Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The World Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Foreign Fund - Class A
  Templeton Foreign Fund  - Class C
  Templeton Foreign Fund – Class R
  Templeton Foreign Fund - Class R6
  Templeton Foreign Fund - Advisor Class
  Templeton World Fund - Class A
  Templeton World Fund  - Class C
  Templeton World Fund - Class R6
  Templeton World Fund - Advisor Class

IV. The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” on page 49 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Foreign Fund
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	5.31
Moderate Allocation Fund Franklin Templeton Fund Allocator Series C/O Fund Accounting Dept 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	8.53
Ohio Public Employees Deferred Compensation Program 257 E. Town Street, STE 400 Columbus, OH 43215-4623	Advisor	7.73
World Fund
The Australian National University Investment Office Canberra ACT Australia 0200	Advisor	5.51
Vanguard Fiduciary Trust Company Templeton World Fund Attn: Outside Funds K14 PO Box 2600 Valley Forge, PA 19482-2600	Advisor	15.06

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

V. The ninth paragraph under “Organization, Voting Rights and Principal Holders” on page 49 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VI. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section beginning on page 50 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII. The second paragraph under the section entitled “The Underwriter” beginning on page 55 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

TEMPLETON FUNDS
File Nos. 002-60067 and 811-02781

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreements and Declaration of Trust

(i) Agreement and Declaration of Trust dated October 18, 2006 of Templeton Funds Trust, a Delaware statutory trust[8]
(ii) Certificate of Trust of Templeton Funds Trust, a Delaware statutory trust dated, October 18, 2006[6]
(iii) Certificate of Amendment of Agreement and Declaration of Trust dated December 5, 2006[6]
(iv) Certificate of Amendment of Certificate of Trust dated December 5, 2006[8]
(v) Certificate of Amendment of Certificate of Trust dated October 21, 2008[7]

(b) By-laws

(i) By-Laws of Templeton Funds Trust, a Delaware statutory trust dated October 18, 2006[6]
(ii) Certificate of Amendment of By-Laws dated December 5, 2006[6]

(c) Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Article VIII, Certain Transactions – Section 4
(e) Article X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Article VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008[6]
(ii)	Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008[6]

(e) Underwriting Contracts

(i)	Distribution Agreement between the Registrant on behalf of each series and Franklin/Templeton Distributors, Inc. dated January 1, 2011[10]
(ii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[9]

(f) Bonus or Profit Sharing Contracts

Not applicable

(g) Custodian Agreements

(i)	Restated Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank dated February 11, 1986[2]
(ii)	Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank dated February 11, 1986[2]
(iii)	Amendment dated March 3, 1998 to the Custody Agreement[3]
(iv)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement[3]
(v)	Amendment No. 3 dated May 1, 2001, to the Custody Agreement[4]
(vi)	Assignment of Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008[6]
(vii)	Assignment of Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008[6]

(h) Other Material Contracts

(i)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991[2]
(ii)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994[5]
(iii)	Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999[5]
(iv)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003[5]
(v0	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services, LLC dated January 1, 2011[11]
(vi)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Foreign Fund and Franklin Templeton Services, LLC dated May 22, 2012[11]
(vii)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton World Fund and Franklin Templeton Services, LLC dated May 22, 2012[11]

(i) Legal Opinion

(i)	Opinion and consent of counsel, Securities Act of 1933, with respect to TF-DE and each of its series[6]

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 28, 1995[1]

(m) Rule 12b-1 Plan

(i)	Amended and Restated Distribution Plan – Class A Templeton World Fund dated February 24, 2009[8]
(ii)	Amended and Restated Distribution Plan – Class B Templeton World Fund dated July 15, 2009[8]
(iii)	Amended and Restated Distribution Plan – Class C Templeton World Fund dated July 15, 2009[8]
(iv)	Amended and Restated Distribution Plan – Class A Templeton Foreign Fund dated February 24, 2009[8]
(iv)	Amended and Restated Distribution Plan – Class B Templeton Foreign Fund dated July 15, 2009[8]
(v)	Amended and Restated Distribution Plan – Class C Templeton Foreign Fund dated July 15, 2009[8]
(vi)	Amended and Restated Distribution Plan – Class R Templeton Foreign Fund dated July 15, 2009[8]

(n) Rule 18f-3 Plan

(i)	Amended and Restated Multi-Class Plan, Templeton Funds on behalf of Templeton World Fund dated December 6, 2012, effective May 1, 2013

(ii)	Multi-Class Plan, Templeton Funds on behalf of Templeton Foreign Fund dated December 6, 2012, effective May 1, 2013

(p) Code of Ethics

(i)	Code of Ethics dated April 1, 2012[11]

(q) Power of Attorney

(i)	Power of Attorney dated December 7, 2012[11]

1. Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on April 28, 1995

2. Previously filed with Post-Effective Amendment No. 27 to the
Registration Statement on December 29, 1995

3. Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on October 29, 1998

4. Previously filed with Post-Effective Amendment No. 36 to the Registration Statement on December 27, 2002

5. Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on December 30, 2003

6. Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on January 31, 2008

7. Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on December 24, 2008

8. Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on December 28, 2009

9. Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on October 28, 2010

10. Previously filed with Post-Effective Amendment No. 48 to the Registration Statement on December 28, 2011

11. Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on December 27, 2012

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)     The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E 2nd Street, Fort Lauderdale, Florida 33301. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of April , 2013.

TEMPLETON FUNDS

   (Registrant)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J. BOERSMA*
Norman J. Boersma	President and Chief Executive Officer – Investment Management
Dated: April 26, 2013

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: April 26, 2013

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: April 26, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 26, 2013

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: April 26, 2013

FRANK J. CROTHERS*	Trustee
Frank J. Crothers	Dated: April 26, 2013

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 26, 2013

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 26, 2013

RUPERT H. JOHNSON, JR. *	Trustee
Rupert H. Johnson, Jr.	Dated: April 26, 2013

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: April 26, 2013

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: April 26, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 26, 2013

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: April 26, 2013

CONSTANTINE D. TSERETOPOULOS*	Trustee
Constantine D. Tseretopoulos	Dated: April 26, 2013

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: April 26, 2013

*By /s/LORI A. WEBER

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON FUNDS, INC.

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NUMBER

DESCRIPTION

LOCATION

EX-99.(a)(i)	Agreement and Declaration of Trust dated October 18, 2006	*
EX-99.(a)(ii)	Certificate of Trust of Templeton Funds Trust, a Delaware statutory trust dated October 18, 2006	*
EX-99.(a)(iii)	Certificate of Amendment of Agreement and Declaration of Trust dated December 5, 2006	*
EX-99.(a)(iv)	Certificate of Amendment of Certificate of Trust dated December 5, 2006	*
EX-99.(a)(v)	Certificate of Amendment of Certificate of Trust dated October 21, 2008	*
EX-99.(b)(i)	By-Laws of Templeton Funds, a Delaware statutory trust dated October 18, 2006	*
EX-99.(b)(ii)	Certificate of Amendment of By-Laws dated December 5, 2006	*
EX-99.(d)(i)	Investment Management Agreement between the Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited dated January 1, 2008	*
EX-99.(d)(ii)	Investment Management Agreement between the Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited dated January 1, 2008	*
EX-99.(e)(i)	Distribution Agreement between the Registrant on behalf of each series and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*
EX-99.(e)(ii)	Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*
EX-99.(g)(i)	Restated Custody Agreement on behalf of Templeton World Fund dated February 11, 1986	*
EX-99.(g)(ii)	Restated Custody Agreement on behalf of Templeton Foreign Fund dated February 11, 1986	*
EX-99.(g)(iii)	Amendment dated March 2, 1998 to the Custody Agreement	*
EX-99.(g)(iv)	Amendment No.2 dated July 23, 1998 to the Custody Agreement	*
EX-99.(g)(v)	Amendment No.3 dated May 1, 2001 to the Custody Agreement	*
EX-99.(g)(vi)	Assignment of Custody Agreement between Registrant on behalf of Templeton Foreign Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008	*
EX-99.(g)(vii)	Assignment of Custody Agreement between Registrant on behalf of Templeton World Fund and JPMorgan Chase Bank, N.A. dated January 1, 2008	*
EX-99.(h)(i)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991	*
EX-99.(h)(ii)	Sub-Transfer Agent Agreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 24,1994	*
EX-99.(h)(iii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999	*
EX-99.(h)(iv)	Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003	*
EX-99.(h)(v)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services, LLC dated January 1, 2011	*
EX-99.(h)(vi)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Foreign Fund and Franklin Templeton Services, LLC dated May 22, 2012	*
EX-99.(h)(vii)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton World Fund and Franklin Templeton Services, LLC dated May 22, 2012	*
EX-99.(i)(i)	Legal opinion and consent of counsel, Securities Act of 1933, with respect to TF-DE and each of its series	*
EX-99.(l)(i)	Letter of Understanding dated April 28, 1995	*
EX-99.(m)(i)	Amended and Restated Distribution Plan - Class A Templeton World Fund dated February 24, 2009	*
EX-99.(m)(ii)	Amended and Restated Distribution Plan - Class B Templeton World Fund dated July 15, 2009	*
EX-99.(m)(iii)	Amended and Restated Distribution Plan - Class C Templeton World Fund dated July 15, 2009	*
EX-99.(m)(iv)	Amended and Restated Distribution Plan - Class A Templeton Foreign Fund dated February 24, 2009	*
EX-99.(m)(v)	Amended and Restated Distribution Plan - Class B Templeton Foreign Fund dated July 15, 2009	*
EX-99.(m)(vi)	Amended and Restated Distribution Plan – Class C Templeton Foreign Fund dated July 15, 2009	*
EX-99.(m)(vii)	Amended and Restated Distribution Plan – Class R Templeton Foreign Fund dated July 15, 2009	*
EX-99.(n)(i)	Amended and Restated Multi-Class Plan, Templeton Funds on behalf of Templeton World Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(n)(ii)	Amended and Restated Multi-Class Plan, Templeton Funds on behalf of Templeton Foreign Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(p)(I)	Code of Ethics dated April 1, 2012	*
EX-99.(q)(i)	Power of Attorney dated December 7, 2012	*

* Incorporated by reference.